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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                              --------------------

Check here if Amendment / /;   Amendment Number:
     This Amendment (Check only one.):     / / is a restatement.
                                           / / adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      McCarthy Group Advisors, L.L.C.
           --------------------------------------------------------------
Address:   1125 South 103rd Street, Suite 250
           --------------------------------------------------------------
           Omaha, Nebraska
           --------------------------------------------------------------
           68124
           --------------------------------------------------------------

Form 13F File Number: 28-10977
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrea McMahon
        ---------------------------------------------------------
Title:  Treasurer
        ---------------------------------------------------------
Phone:  (402) 393-1300
        ---------------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Andrea McMahon                Omaha, Nebraska           5/5/05
   ---------------------------     -------------------     --------------
           [Signature]                [City, State]            [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                       Name

      28-
          ----------------------                 -----------------------------
          [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       -0-
                                         ------------------------------

Form 13F Information Table Entry Total:  84
                                         ------------------------------

Form 13F Information Table Value Total:  $191,070
                                         ------------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.                 Form 13F File Number     Name

    NONE               28-
    -------               ---------------        ------------------------------

    [Repeat as necessary.]
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McCarthy Group Advisors, L.L.C.
FORM 13F
31-Mar-05

                                                                                      VOTING AUTHORITY
                              TITLE
                                OF             VALUE      SHARES/ SH/   PUT/ INVSTMT  OTHER
NAME OF ISSUER                CLASS CUSIP     (X$1000)   PRN AMT  PRN   CALL DSCRETN  MANAGERS       SOLE       SHARED     NONE
Allmerica Financial Corp       COM  019754100     2222     61821  SH         Defined                  59681                 2140
Alltel Corp                    COM  020039103     1984     36164  SH         Defined                  31896                 4268
Apria Healthcare Group Inc.    COM  037933108     1938     60368  SH         Defined                  59868                  500
Applied Materials Inc          COM  038222105     3280    201833  SH         Defined                 193913                 7920
Bandag, Inc.                   COM  059815100     1513     32196  SH         Defined                  32196
Berkshire Hathaway Inc Cl B    COM  084670207     5495      1924  SH         Defined                   1805                  119
H & R Block Inc                COM  093671105      240      4736  SH         Defined                   4736
Caremark Rx Inc                COM  141705103     3800     95525  SH         Defined                  86126                 9399
Carnival Cruise Lines - Cl A   COM  143658300      210      4057  SH         Defined                   2727                 1330
Carriage Services Inc          COM  143905107     2360    423700  SH         Defined                 423700
Cendant Corp                   COM  151313103     3450    167943  SH         Defined                 158966                 8977
Century Telephone Enterprise I COM  156700106     1920     58451  SH         Defined                  54641                 3810
Coca-Cola Co                   COM  191216100     2861     68670  SH         Defined                  65360                 3310
Conmed Corp                    COM  207410101     2490     82683  SH         Defined                  80391                 2292
Convergys Corp                 COM  212485106     2969    198837  SH         Defined                 191092                 7745
Coventry Health Care, Inc.     COM  222862104     1420     20837  SH         Defined                  19903                  934
Emmis Communications Corp Cl A COM  291525103     2084    108445  SH         Defined                 104320                 4125
ENGlobal Corp                  COM  293306106      491    210900  SH         Defined                 210900
eSPEED Inc CL A                COM  296643109      568     61741  SH         Defined                  61741
Ethan Allen Interiors          COM  297602104     1254     39200  SH         Defined                  39200
Fair Isaac & Co Inc Com        COM  303250104     4303    124935  SH         Defined                 120320                 4615
Freddie Mac                    COM  313400301     1141     18054  SH         Defined                  16861                 1193
Federated Investors Inc Pa CL  COM  314211103     2027     71600  SH         Defined                  70150                 1450
First Data Corp                COM  319963104     4665    118669  SH         Defined                 108872                 9797
Fisher Scientific Intl         COM  338032204     3642     63986  SH         Defined                  58670                 5316
Hilb, Rogal & Hobbs, Inc.      COM  431294107     4063    113495  SH         Defined                 106631                 6864
Horace Mann Educators          COM  440327104     1515     85424  SH         Defined                  83872                 1552
Intuit, Inc.                   COM  461202103     3983     91009  SH         Defined                  86020                 4989
iShares Lehman Aggregate Bond  COM  464287226      684      6777  SH         Defined                   6053                  724
iShares Goldman Sachs InvesTop COM  464287242      298      2715  SH         Defined                   2020                  695
iShares Lehman 1-3 Year Treasu COM  464287457      656      8117  SH         Defined                   4117                 4000
iShares MSCI EAFE Index Fund   COM  464287465     3593     22615  SH         Defined                  22615
Ishares S & P Small Cap 600    COM  464287804      397      2500  SH         Defined                   2500
Jackson Hewitt Tax Service     COM  468202106     2482    118654  SH         Defined                 118013                  641
Johnson & Johnson              COM  478160104     2967     44172  SH         Defined                  40575                 3597
Kaydon Corp.                   COM  486587108     3585    114169  SH         Defined                 111359                 2810
La-Z-Boy, Inc.                 COM  505336107      905     64946  SH         Defined                  60891                 4055
Liberty Media Corp Cl A        COM  530718105     5309    512002  SH         Defined                 474238                37764
Liberty Media International In COM  530719103     1052     24052  SH         Defined                  21923                 2129
Manhattan Associates Inc       COM  562750109     1464     71850  SH         Defined                  71850
Merck & Co                     COM  589331107     2595     80164  SH         Defined                  75602                 4562
Mohawk Industries Inc.         COM  608190104     2239     26562  SH         Defined                  25007                 1555
NCO Group Inc                  COM  628858102     2123    108595  SH         Defined                 105771                 2824
Newell Rubbermaid Inc          COM  651229106     1139     51917  SH         Defined                  49662                 2255
Newfield Exploration Cos       COM  651290108     1002     13496  SH         Defined                  12800                  696
Novell Inc                     COM  670006105     1885    316246  SH         Defined                 311332                 4914
Omnicare Inc                   COM  681904108     3892    109788  SH         Defined                 103128                 6660
Pfizer Inc                     COM  717081103     2563     97555  SH         Defined                  92215                 5340
Province Healthcare Co         COM  743977100     1424     59100  SH         Defined                  59100
Redwood Trust, Inc.            COM  758075402      487      9512  SH         Defined                   7707                 1805
Republic Services Inc          COM  760759100     4896    146223  SH         Defined                 138677                 7546
Schering Plough Corp           COM  806605101     4018    221375  SH         Defined                 199275                22100
Scotts Miracle-Gro Co. Class A COM  810186106     2212     31494  SH         Defined                  30569                  925
Stewart Enterprises Inc Cl. A  COM  860370105     2440    396771  SH         Defined                 385809                10962
3Com Corporation               COM  885535104     2791    784088  SH         Defined                 746863                37225
Tyco Intl Ltd                  COM  902124106     3325     98387  SH         Defined                  90718                 7669
U.S. Bancorp                   COM  902973304      206      7151  SH         Defined                   4278                 2873


Wash Mutual Inc                COM  939322103     4662    118023  SH         Defined                 110684                 7339
Waste Connections Inc          COM  941053100     3023     87001  SH         Defined                  83658                 3343
AmerisourceBergen Corp         COM  03073e105     3616     63112  SH         Defined                  58261                 4851
Benchmark Electronics          COM  08160h101     2324     72998  SH         Defined                  71887                 1111
Cabot Microelectronics Corp    COM  12709p103     1438     45835  SH         Defined                  45835
Comcast Corporation Class A    COM  20030n101     5879    174043  SH         Defined                 158233                15810
Comverse Technologies CV       CONV 205862AJ4       64     65000  PRN        Defined                                       65000
Concorde Career Colleges Inc   COM  20651H201     2031    119465  SH         Defined                 119465
Devon Energy Corporation       COM  25179M103     2014     42168  SH         Defined                  40853                 1315
Eresearch Technology           COM  29481v108     1443    122462  SH         Defined                 122462
FEI Company                    CONV 30241LAB5      152    150000  PRN        Defined                  60000                90000
Firstservice Corp              COM  33761n109     2456    121812  SH         Defined                 121812
ITT Educational Services, Inc. COM  45068b109     3510     72366  SH         Defined                  69626                 2740
Intrado, Inc.                  COM  46117a100      814     66176  SH         Defined                  63444                 2732
Jones Lang LaSalle Inc.        COM  48020q107     1155     24757  SH         Defined                  21872                 2885
Laboratory Corporation Of Amer COM  50540r409     2638     54738  SH         Defined                  50696                 4042
Level 3 Communications, Inc.   COM  52729n100       42     20171  SH         Defined                  13271                 6900
Moneygram Intl Inc             COM  60935y109     3159    167250  SH         Defined                 161652                 5598
NIC, Inc.                      COM  62914b100      546    114407  SH         Defined                  22407                92000
Netiq Corp                     COM  64115p102     2517    220183  SH         Defined                 211660                 8523
Odyssey Healthcare Inc         COM  67611v101     1465    124543  SH         Defined                 124543
Par Pharmaceutical Co          COM  69888p106     1388     41510  SH         Defined                  41510
Standard & Poor's 500 Deposito COM  78462f103     3509     29749  SH         Defined                  29749
Sensient Technologies Corp     COM  81725t100     2102     97475  SH         Defined                  96575                  900
WCA Waste Corp.                COM  92926k103     2178    222200  SH         Defined                 222200
Waste Management               COM  94106l109     3982    138018  SH         Defined                 128872                 9146
Fresh Del Monte Produce Inc.   COM  G36738105     2450     80268  SH         Defined                  76286                 3982
REPORT SUMMARY                  84 DATA RECORDS 191070            0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED